UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03162
Active Assets Tax-Free Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Kevin Klingert
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: June 30, 2012
Date of reporting period: September 30, 2011
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Tax-Free Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE(a)	DATE(b)	DATE	VALUE

	Weekly Variable Rate Bonds (66.3%)
	Alabama (0.7%)
	Mobile Downtown Redevelopment Authority,
$33,000	Gulf Opportunity Zone Austal USA LLC Ser 2011 A	0.10%	10/07/11	05/01/41	$33,000,000
24,040	Gulf Opportunity Zone Austal USA LLC Ser 2011 B	0.10	10/07/11	05/01/41	24,040,000

					57,040,000

	Alaska (0.1%)
12,500	Alaska Housing Finance Corporation, Home Mortgage Ser 2009 A	0.10	10/07/11	12/01/40	12,500,000

	Arizona (1.0%)
	Arizona Health Facilities Authority,
23,980	Banner Health Ser 2008 C	0.12	10/07/11	01/01/35	23,980,000
12,600	Banner Health Ser 2008 D ROCs II-R Ser 11687	0.18	10/07/11	01/01/30	12,600,000
38,575	Banner Health Ser 2008 G	0.15	10/07/11	01/01/29	38,575,000
15,590	BB&T Municipal Trust, Salt River Project Agricultural Improvement & Power District Ser 2008 A Floater Certificates Ser 9	0.15	10/07/11	01/01/16	15,590,000

					90,745,000

	California (4.1%)
	California Health Facilities Financing Authority,
71,995	Kaiser Permanente Ser 2006 C	0.12	10/07/11	06/01/41	71,995,000
47,100	Stanford Hospital Ser 2008 B-1	0.12	10/07/11	11/15/45	47,100,000
	California Statewide Communities Development Authority,
79,000	Gas Supply Sacramento Municipal Utility District Ser 2010	0.15	10/07/11	11/01/40	79,000,000
68,280	Kaiser Permanente Ser 2002 E	0.09	10/07/11	11/01/36	68,280,000
30,000	Kaiser Permanente Ser 2003 D	0.11	10/07/11	05/01/33	30,000,000
57,400	RBC Municipal Products Trust, Inc., Contra Costa Transportation Authority Sales Tax Ser 2010 Floater Certificates Ser E-17	0.16	10/07/11	03/01/34	57,400,000

					353,775,000

	Colorado (2.5%)
48,220	Colorado Housing & Finance Authority, Single Family Mortgage Class I 2005 Ser B-2	0.15	10/07/11	05/01/34	48,220,000
	Colorado Springs,
60,950	Utilities System Sub Lien Ser 2004 A	0.15	10/07/11	11/01/23	60,950,000
45,125	Utilities System Sub Lien Ser 2006 A	0.15	10/07/11	11/01/25	45,125,000
29,295	Utilities System Sub Lien Ser 2009 C	0.15	10/07/11	11/01/28	29,295,000
20,000	RBC Municipal Products Trust, Inc., Denver City & County Airport System Ser 2008-C2 & C3 Floater Certificates Ser E-25	0.19	10/07/11	11/15/25	20,000,000
16,100	University of Colorado Hospital Authority, Ser 2011 A	0.12	10/07/11	11/15/41	16,100,000

					219,690,000

	Delaware (0.2%)
16,140	New Castle County, University Courtyard Apartments Ser 2005	0.18	10/07/11	08/01/31	16,140,000

	District of Columbia (0.1%)
5,935	District of Columbia Water & Sewer Authority, Public Utility Ser 1998 PUTTERs Ser 2964 (AGM)	0.18	10/07/11	04/01/20	5,935,000

Active Assets Tax-Free Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE(a)	DATE(b)	DATE	VALUE

	Florida (8.8%)
	BB&T Municipal Trust,
$23,625	Seminole County Water & Sewer Ser 2006 Floater Certificates Ser 45	0.15%	10/07/11	10/01/14	$23,625,000
9,960	Tampa Bay Water Ser 2008 Floater Certificates Ser 36	0.15	10/07/11	04/01/16	9,960,000
16,000	Florida State Board of Education, Capital Outlay Ser 2005 G ROCs II-R Ser 12017	0.15	10/07/11	06/01/35	16,000,000
9,035	Florida Turnpike Authority, Ser 2008 A PUTTERs Ser 2514	0.16	10/07/11	07/01/15	9,035,000
	Gainesville,
80,855	Utilities System 2007 Ser A	0.12	10/07/11	10/01/36	80,855,000
53,600	Utilities System 2008 Ser B	0.11	10/07/11	10/01/38	53,600,000
	Highlands County Health Facilities Authority,
38,200	Adventist Health System/Sunbelt Obligated Group Ser 2003 C	0.12	10/07/11	11/15/21	38,200,000
49,650	Adventist Health System/Sunbelt Obligated Group Ser 2005 F	0.12	10/07/11	11/15/35	49,650,000
44,425	Adventist Health System/Sunbelt Obligated Group Ser 2005 G	0.11	10/07/11	11/15/35	44,425,000
44,000	Adventist Health System/Sunbelt Obligated Group Ser 2005 I	0.12	10/07/11	11/15/29	44,000,000
41,100	Adventist Health System/Sunbelt Obligated Group Ser 2005 I	0.12	10/07/11	11/15/27	41,100,000
19,000	Adventist Health System/Sunbelt Obligated Group Ser 2006 B-2	0.12	10/07/11	11/15/30	19,000,000
4,175	Adventist Health System/Sunbelt Obligated Group Ser 2006 C ROCs II-R Ser 11564 (BHAC)	0.16	10/07/11	11/15/14	4,175,000
26,870	Adventist Health System/Sunbelt Obligated Group Ser 2007 A-2	0.12	10/07/11	11/15/37	26,870,000
20,000	Adventist Health System/Sunbelt Obligated Group Ser 2009 B	0.12	10/07/11	11/15/26	20,000,000
26,500	Adventist Health System/Sunbelt Obligated Group Ser 2009 C	0.12	10/07/11	11/15/26	26,500,000
20,000	Adventist Health System/Sunbelt Obligated Group Ser 2009 D	0.12	10/07/11	11/15/26	20,000,000
59,160	JEA, Electric System Ser Three 2008 B-2	0.21	10/07/11	10/04/40	59,160,000
39,000	Miami-Dade County Expressway Authority, Toll System Ser 2006 Eagle #20060121 Class A (BHAC)	0.17	10/07/11	07/01/37	39,000,000
17,025	North Broward Hospital District, Ser 2008 A	0.13	10/07/11	01/15/31	17,025,000
80,000	Orlando Utilities Commission, Utility System Ser 2008-2	0.13	10/07/11	10/01/33	80,000,000
30,090	Orlando-Orange County Expressway Authority, Ser 2007 A Eagle #20070107 Class A (BHAC)	0.17	10/07/11	07/01/42	30,090,000
15,000	Pinellas County Health Facilities Authority, Baycare Health System Ser 2009 A-2	0.14	10/07/11	11/01/38	15,000,000

					767,270,000

	Georgia (2.3%)
94,940	Main Street Natural Gas, Inc., Gas Ser 2010 A	0.16	10/07/11	08/01/40	94,940,000
	Private Colleges & Universities Authority,
49,150	Emory University Ser 2005 C-1	0.11	10/07/11	09/01/36	49,150,000
54,525	Emory University Ser 2005 C-5	0.11	10/07/11	09/01/36	54,525,000

					198,615,000

	Illinois (1.3%)
5,900	Chicago Board of Education, Ser 2009 A-2	0.14	10/07/11	03/01/26	5,900,000
4,850	Chicago, Ser 2008 A ROCs II-R Ser 11940	0.19	10/07/11	07/01/28	4,850,000
	Illinois Toll Highway Authority,
45,900	Toll Highway Senior Priority Ser 2007 A-1B	0.13	10/07/11	07/01/30	45,900,000
60,000	Toll Highway Senior Priority Ser 2007 A-2B	0.13	10/07/11	07/01/30	60,000,000

					116,650,000

Active Assets Tax-Free Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE(a)	DATE(b)	DATE	VALUE

	Indiana (3.0%)
	Indiana Finance Authority,
$20,075	Ascension Health Senior Credit Group Ser 2008 E-7	0.13%	10/07/11	11/15/33	$20,075,000
15,000	Sisters of St. Francis Health Services, Inc. Ser 2008 G	0.12	10/07/11	09/01/48	15,000,000
103,965	Trinity Health Ser 2008 D-1	0.10	10/07/11	12/01/34	103,965,000
106,195	Trinity Health Ser 2008 D-2	0.10	10/07/11	12/01/34	106,195,000
11,000	Indiana Health Facility Financing Authority, Ascension Health Ser 2003 E-6	0.15	10/07/11	11/15/39	11,000,000

					256,235,000

	Iowa (0.3%)
19,335	Iowa Finance Authority, CHF-Des Moines LLC Ser 2007 A	0.17	10/07/11	06/01/39	19,335,000
10,000	Iowa Higher Education Loan Authority, Grinnell College Ser 2008	0.15	10/07/11	06/01/23	10,000,000

					29,335,000

	Kansas (0.8%)
	Kansas Department of Transportation,
3,840	Highway Ser 2004 A PUTTERs Ser 2969 (AGM)	0.16	10/07/11	09/01/12	3,840,000
23,000	Highway Ser 2008 A-1	0.09	10/07/11	09/01/13	23,000,000
40,275	Highway Ser 2008 A-4	0.10	10/07/11	09/01/14	40,275,000

					67,115,000

	Kentucky (0.3%)
25,225	Richmond, Kentucky League of Cities Funding Trust Ser 2006 A	0.15	10/07/11	03/01/36	25,225,000

	Maryland (1.5%)
	Maryland Economic Development Corporation,
50,450	Howard Hughes Medical Institute Ser 2008 A	0.11	10/07/11	02/15/43	50,450,000
71,700	Howard Hughes Medical Institute Ser 2008 B	0.09	10/07/11	05/15/43	71,700,000
7,125	Maryland Health & Higher Educational Facilities Authority, LifeBridge Health Ser 2008 ROCs II-R Ser 11594 (AGC)	0.31	10/07/11	07/01/47	7,125,000

					129,275,000

	Massachusetts (5.5%)
6,905	Barclays Capital Municipal Trust Receipts, Massachusetts Health & Educational Facilities Authority MIT Ser 2008 N Floater-TRs Ser 15W	0.13	10/07/11	07/01/38	6,905,000
39,570	Massachusetts, Refg 1998 Ser A	0.12	10/07/11	09/01/16	39,570,000
	Massachusetts Department of Transportation,
20,000	Metropolitan Highway System 2010 Ser A5	0.11	10/07/11	01/01/39	20,000,000
33,410	Metropolitan Highway System Contract Assistance Ser 2010 A-2	0.12	10/07/11	01/01/37	33,410,000
61,420	Metropolitan Highway System Contract Assistance Ser 2010 A-4	0.11	10/07/11	01/01/39	61,420,000
30,710	Massachusetts Development Finance Agency, Phillips Academy Ser 2003	0.11	10/07/11	09/01/33	30,710,000
42,550	Massachusetts Health & Educational Facilities Authority, Partners HealthCare System 2005 Ser F-3	0.08	10/07/11	07/01/40	42,550,000
10,000	Massachusetts Health & Educational Facility Authority, Harvard University Ser 2005 C ROCs II-R Ser 10390	0.16	10/07/11	01/15/14	10,000,000
	Massachusetts Water Resources Authority,
20,000	Gen Ser 2008 A-1	0.14	10/07/11	08/01/37	20,000,000
44,300	Gen Ser 2008 A-3	0.13	10/07/11	08/01/37	44,300,000
40,900	Gen Ser 2008 C-2	0.12	10/07/11	11/01/26	40,900,000
25,255	Gen Ser 2008 F	0.09	10/07/11	08/01/29	25,255,000

Active Assets Tax-Free Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE(a)	DATE(b)	DATE	VALUE

$103,600	University of Massachusetts Building Authority, Senior Ser 2011-1	0.10%	10/07/11	11/01/34	$103,600,000

					478,620,000

	Michigan (1.0%)
23,000	Kent Hospital Finance Authority, Spectrum Health Ser 2008 B-3	0.14	10/07/11	01/15/47	23,000,000
4,795	Michigan Hospital Finance Authority, Trinity Health Credit Group Ser 2006 A	0.16	10/07/11	12/01/14	4,795,000
60,465	University of Michigan Regents, General Ser 2008 B	0.08	10/07/11	04/01/28	60,465,000

					88,260,000

	Minnesota (0.7%)
60,000	Rochester, Health Care Facilities Mayo Clinic Ser 2008 A	0.12	10/07/11	11/15/38	60,000,000

	Mississippi (0.2%)
18,500	Mississippi Business Finance Corporation, Petal Gas Storage LLC Ser 2007	0.18	10/07/11	08/01/34	18,500,000

	Missouri (3.3%)
15,310	Cape Girardeau County Industrial Development Authority, St. Francis Medical Center Ser 2009 B	0.20	10/07/11	06/01/39	15,310,000
	Missouri Health & Educational Facilities Authority,
13,000	Ascension Health Ser 2003 C-3	0.13	10/07/11	11/15/39	13,000,000
7,955	BJC Health System Ser 2003 PUTTERs Ser 2587	0.16	10/07/11	11/15/11	7,955,000
20,000	BJC Health System Ser 2008 A	0.13	10/07/11	05/15/38	20,000,000
45,200	BJC Health System Ser 2008 B	0.15	10/07/11	05/15/38	45,200,000
18,675	BJC Health System Ser 2008 C	0.12	10/07/11	05/15/38	18,675,000
66,700	BJC Health System Ser 2008 D	0.15	10/07/11	05/15/38	66,700,000
12,500	BJC Health System Ser 2008 E	0.10	10/07/11	05/15/38	12,500,000
20,000	Sisters of Mercy Health System Ser 2008 D-2	0.12	10/07/11	06/01/34	20,000,000
25,000	Sisters of Mercy Health System Ser 2008 D-5	0.12	10/07/11	06/01/38	25,000,000
15,000	Sisters of Mercy Health System Ser 2008 D-6	0.12	10/07/11	06/01/39	15,000,000
27,600	Sisters of Mercy Health System Ser 2008 E	0.12	10/07/11	06/01/39	27,600,000

					286,940,000

	Nebraska (0.9%)
80,250	Central Plains Energy Project, Gas Project No 2 Ser 2009	0.16	10/07/11	08/01/39	80,250,000

	New Hampshire (0.6%)
8,000	J P Morgan Chase & Co., New Hampshire Health & Higher Education Facilities Authority LRG Healthcare Ser 2009 PUTTERs Ser 3648	0.16	10/07/11	10/01/17	8,000,000
39,450	New Hampshire Higher Educational & Health Facilities Authority, St. Paul’s School Ser 1998	0.14	10/07/11	01/01/28	39,450,000

					47,450,000

	New Mexico (1.1%)
31,550	New Mexico Finance Authority, Sub Lien Ser 2008 Subser B-1	0.11	10/07/11	12/15/26	31,550,000
25,075	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008	0.14	10/07/11	08/01/34	25,075,000
39,925	New Mexico Municipal Energy Acquisition Authority, Gas Supply Ser 2009	0.16	10/07/11	11/01/39	39,925,000

					96,550,000

	New York (5.4%)
	Austin Trust,
15,260	New York City Fiscal 2005 Ser E Custody Receipts Ser 2008-1198	0.22	10/07/11	11/01/20	15,260,000
7,250	New York City Municipal Water Finance Authority Fiscal 2005 Ser B Custody Receipts Ser 2008-1199 (AGM)	0.22	10/07/11	06/15/36	7,250,000

Active Assets Tax-Free Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE(a)	DATE(b)	DATE	VALUE

$10,265	BB&T Municipal Trust, New York City Fiscal 2008 Subser C-1 Floater Certificates Ser 2055	0.16%	10/07/11	10/01/26	$10,265,000
24,445	Metropolitan Transportation Authority, Ser 2005 B Eagle #20060114 Class A (BHAC)	0.17	10/07/11	11/15/35	24,445,000
	New York City,
64,740	Fiscal 2004 Subser H-2	0.12	10/07/11	03/01/34	64,740,000
9,580	Fiscal 2005 Ser O ROCs II-R Ser 11685	0.16	10/07/11	06/01/23	9,580,000
69,000	Fiscal 2008 Subser J-9	0.12	10/07/11	08/01/27	69,000,000
	New York City Municipal Water Finance Authority,
50,000	Second General Fiscal 2003 F1B	0.10	10/07/11	06/15/35	50,000,000
103,600	Second General Fiscal 2010 Ser CC	0.09	10/07/11	06/15/41	103,600,000
78,025	Water & Sewer System Fiscal 2008 Ser B-4	0.10	10/07/11	06/15/23	78,025,000
3,295	Water & Sewer System Fiscal 2010 ROCs II-R Ser 11916	0.16	10/07/11	06/15/18	3,295,000
30,000	New York State Dormitory Authority, City University System Cons 5th Ser 2008 D	0.12	10/07/11	07/01/31	30,000,000

					465,460,000

	North Carolina (4.1%)
7,479	Austin Trust, Charlotte-Mecklenburg Hospital Authority Carolinas Healthcare Ser 2008 A Custody Receipts Ser 2008-1149	0.22	10/07/11	01/15/47	7,479,000
15,300	Guilford County, Ser 2005 B	0.13	10/07/11	03/01/25	15,300,000
	North Carolina Medical Care Commission,
75,670	Duke University Health System Ser 2005 B	0.12	10/07/11	06/01/28	75,670,000
19,605	FirstHealth of the Carolinas Ser 2008 A	0.15	10/07/11	10/01/28	19,605,000
56,950	Novant Health Obligated group Ser 2004 A	0.15	10/07/11	11/01/34	56,950,000
21,105	Novant Health Obligated Group Ser 2004 B	0.15	10/07/11	11/01/34	21,105,000
86,865	Raleigh, Combined Enterprise System Ser 2008 A	0.12	10/07/11	03/01/35	86,865,000
40,175	University of North Carolina, University of North Carolina Hospitals at Chapel Hill Ser 2003 A	0.19	10/07/11	02/01/29	40,175,000
30,000	University of North Carolina at Chapel Hill, Ser 2005 Eagle #720053014 Class A	0.16	10/07/11	12/01/34	30,000,000

					353,149,000

	Ohio (1.2%)
	Columbus,
23,580	Sewer Ser 2008 B	0.10	10/07/11	06/01/32	23,580,000
1,400	Sewer Ser 2008 PUTTERs Ser 2456	0.16	10/07/11	12/01/15	1,400,000
20,000	Franklin County, OhioHealth Corp. Ser 2009 A	0.12	10/07/11	11/15/41	20,000,000
	Ohio,
24,725	Common Schools Ser 2005 B	0.10	10/07/11	03/15/25	24,725,000
18,110	Common Schools Ser 2006 B	0.11	10/07/11	06/15/26	18,110,000
18,800	Ohio State University, General Receipts Ser 2005 B	0.10	10/07/11	06/01/35	18,800,000

					106,615,000

	Oregon (0.4%)
37,960	Oregon Facilities Authority, PeaceHealth Ser 2008 A	0.11	10/07/11	08/01/34	37,960,000

	Pennsylvania (1.9%)
34,465	Delaware River Port Authority, Ser 2008 B	0.13	10/07/11	01/01/26	34,465,000
15,100	Derry Township Industrial & Commercial Development Authority, Hotel Tax Arena Ser 2000 A	0.16	10/07/11	11/01/30	15,100,000
57,900	Pennsylvania Housing Finance Agency, Single Family Mortgage Ser 2003 77B (AMT)	0.16	10/07/11	10/01/33	57,900,000
	RBC Municipal Products Trust, Inc.,
8,000	Allegheny County Hospital Development Authority University of Pittsburgh Medical Center Ser 2007 B-2 Floater Certificates Ser E-16	0.16	10/07/11	04/15/39	8,000,000

Active Assets Tax-Free Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE(a)	DATE(b)	DATE	VALUE

$15,800	Berks County Municipal Authority Reading Hospital & Medical Center Ser 2008 Floater Certificates Ser C-1	0.16%	10/07/11	11/01/12	$15,800,000
22,760	Berks County Municipal Authority Reading Hospital & Medical Center Ser 2009 A-1 & A-2 Floater Certificates Ser E-15	0.17	10/07/11	02/01/12	22,760,000
6,360	Southcentral Pennsylvania General Authority, WellSpan Health Series 2008 A ROCs II-R Ser 11686	0.16	10/07/11	06/01/29	6,360,000

					160,385,000

	South Carolina (0.5%)
34,050	Charleston, Waterworks and Sewer System Ser 2003 A	0.19	10/07/11	01/01/33	34,050,000
2,080	South Carolina Educational Facilities Authority, Goodwill Industries Ser 2006	0.15	10/07/11	09/01/28	2,080,000
	South Carolina Jobs - Economic Development Authority,
1,000	AnMed Health Ser 2009 A	0.15	10/07/11	02/01/35	1,000,000
3,990	AnMed Health Ser 2009 C	0.15	10/07/11	02/01/33	3,990,000

					41,120,000

	South Dakota (0.3%)
26,455	South Dakota Health & Educational Facilities Authority, Avera Health Ser 2008 A-2	0.13	10/07/11	07/01/38	26,455,000

	Tennessee (0.2%)
20,705	Sevier County Public Building Authority, Local Government Public Improvement Ser VI-A-1	0.15	10/07/11	06/01/29	20,705,000

	Texas (5.9%)
	Austin Trust,
12,465	Dallas Area Rapid Transit Sales Tax Ser 2008 Custody Receipts Ser 2008-1162	0.22	10/07/11	12/01/28	12,465,000
11,019	Texas Transportation Commission Ser 2007 Custody Receipts Ser 2007-1026	0.22	10/07/11	04/01/33	11,019,000
5,200	Dallas Area Rapid Transit, Sales Tax Ser 2008 ROCs II-R Ser 11541	0.16	10/07/11	12/01/33	5,200,000
76,200	Houston, Combined Utility System First Lien Ser 2004 B	0.23	10/07/11	05/15/34	76,200,000
26,965	North Central Texas Health Facilities Development Corporation, Baylor Health Care System Ser 2006 A	0.12	10/07/11	08/15/13	26,965,000
22,000	RBC Municipal Products Trust, Inc., Houston Combined Utility System First Lien Ser 2010 B Floater Certificates Ser E-14	0.16	10/07/11	05/15/34	22,000,000
	Texas Transportation Commission,
37,800	Mobility Fund Ser 2006 Eagle # 20060126 CL A	0.16	10/07/11	04/01/35	37,800,000
16,000	Mobility Fund Ser 2007 Eagle #20070090 Class A	0.16	10/07/11	04/01/37	16,000,000
	University of Texas Regents,
112,785	Financing System Ser 2007 B	0.08	10/07/11	08/01/33	112,785,000
52,300	Financing System Ser 2008 B	0.05	10/07/11	08/01/39	52,300,000
45,685	Financing System Ser 2008 B	0.07	10/07/11	08/01/32	45,685,000
100,000	Permanent University Fund Ser 2008 A	0.05	10/07/11	07/01/37	100,000,000

					518,419,000

	Utah (2.3%)
	Murray City,
43,500	IHC Health Services, Inc. Ser 2003 A	0.12	10/07/11	05/15/36	43,500,000
70,900	IHC Health Services, Inc. Ser 2003 B	0.12	10/07/11	05/15/36	70,900,000
27,000	Utah Board of Regents, Student Loan Ser 2011 A (AMT)	0.19	10/07/11	11/01/45	27,000,000

Active Assets Tax-Free Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE(a)	DATE(b)	DATE	VALUE

	Utah Water Finance Agency,
$32,000	Ser 2008 B	0.16%	10/07/11	10/01/37	$32,000,000
29,120	Ser 2008 B-2	0.16	10/07/11	10/01/35	29,120,000
					202,520,000
	Virginia (2.4%)
	Capital Beltway Funding Corporation of Virginia,
53,700	Senior Lien Toll I-495 Hot Lanes Ser 2008 C	0.08	10/07/11	12/31/47	53,700,000
40,000	Senior Lien Toll I-495 Hot Lanes Ser 2008 D	0.10	10/07/11	12/31/47	40,000,000
	Fairfax County Industrial Development Authority,
9,200	Inova Health System Foundation Ser 1988 A	0.14	10/07/11	10/01/25	9,200,000
9,200	Inova Health System Foundation Ser 1988 B	0.14	10/07/11	10/01/25	9,200,000
43,565	Inova Health System Foundation Ser 2000	0.12	10/07/11	01/01/30	43,565,000
52,265	Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Ser 2003 D	0.10	10/07/11	02/15/38	52,265,000
					207,930,000
	Washington (1.3%)
750	Barclays Capital Municipal Trust Receipts, King County Limited Tax Ser 2009 Floater-TRs Ser 2009 1W (AGC)	0.17	10/07/11	01/01/39	750,000
9,615	Eclipse Funding Trust, Seattle Water System Ser 2005 Solar Eclipse Ser 2006-0002	0.14	10/07/11	09/01/29	9,615,000
	King County,
26,365	Limited Tax Sewer Ser 2010 A	0.09	10/07/11	01/01/40	26,365,000
8,250	Limited Tax Sewer Ser 2010 A	0.12	10/07/11	01/01/40	8,250,000
43,000	Sewer Ser 2007 Eagle #20070084 Class A (AGM)	0.16	10/07/11	01/01/47	43,000,000
	Washington Higher Education Facilities Authority,
9,530	Seattle University Ser 2008 A	0.16	10/07/11	05/01/28	9,530,000
14,000	Swedish Health Services Ser 2011 B	0.14	10/07/11	11/15/46	14,000,000
					111,510,000
	Wisconsin (0.1%)
2,415	Barclays Capital Municipal Trust Receipts, Wisconsin Health & Educational Facilities Authority Children’s Hospital of Wisconsin Ser 2008 B Floater-TRs Ser 15W	0.17	10/07/11	08/15/37	2,415,000
3,290	Milwaukee Redevelopment Authority, University of Wisconsin-Milwaukee-Kenilworth Ser 2005	0.16	10/07/11	09/01/40	3,290,000
					5,705,000
	Total Weekly Variable Rate Bonds (Cost $5,760,048,000)				5,760,048,000
	Daily Variable Rate Bonds (14.1%)
	California (0.3%)
26,000	J P Morgan Chase & Co., Los Angeles Ser 2011 TRANs PUTTERs Ser 3931	0.15	10/03/11	08/12/12	26,000,000
	Massachusetts (0.8%)
	Massachusetts,
30,300	Central Artery Ser 2000 B	0.11	10/03/11	12/01/30	30,300,000
37,700	Consolidated Loan Ser 2006 A	0.14	10/03/11	03/01/26	37,700,000
					68,000,000
	Michigan (0.9%)
	University of Michigan Regents,
39,625	General Ser 2008 A	0.10	10/03/11	04/01/38	39,625,000
41,235	Hospital Ser 2005 A	0.09	10/03/11	12/01/35	41,235,000
					80,860,000
	Mississippi (3.1%)
	Jackson County,
60,170	Chevron USA, Inc. Ser 1993	0.08	10/03/11	06/01/23	60,170,000
75,115	Chevron USA, Inc. Ser 1993	0.10	10/03/11	06/01/23	75,115,000

Active Assets Tax-Free Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited) Continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE(a)	DATE(b)	DATE	VALUE

	Mississippi Business Finance Corporation,
$89,300	Chevron USA Ser 2007 A	0.10%	10/03/11	12/01/30	$89,300,000
45,650	Chevron USA, Inc. Ser 2010 I	0.08	10/03/11	11/01/35	45,650,000

					270,235,000

	New York (1.1%)
19,795	New York City Municipal Water Finance Authority, Water & Sewer System Fiscal 2011 Ser DD-2	0.10	10/03/11	06/15/43	19,795,000
79,600	New York City, Fiscal 2008 Ser J Subser J-3	0.11	10/03/11	08/01/23	79,600,000

					99,395,000

	North Carolina (0.5%)
43,110	Charlotte-Mecklenburg Hospital Authority, Carolinas HealthCare System Ser 2007 H	0.10	10/03/11	01/15/45	43,110,000

	Pennsylvania (0.6%)
51,600	Geisinger Authority, Geisinger Health System Ser 2005 B	0.09	10/03/11	08/01/22	51,600,000

	South Carolina (0.4%)
33,860	Columbia, Waterworks & Sewer System Ser 2009	0.12	10/03/11	02/01/38	33,860,000

	Texas (5.7%)
	Harris County Cultural Education Facilities Financing Corporation,
45,660	Methodist Hospital System Ser 2008 C-1	0.12	10/03/11	12/01/24	45,660,000
75,270	Methodist Hospital System Ser 2008 C-2	0.12	10/03/11	12/01/27	75,270,000
	Harris County Health Facilities Development Corporation,
31,010	Methodist Hospital System Ser 2008 A-1	0.12	10/03/11	12/01/41	31,010,000
74,950	Methodist Hospital System Ser 2008 A-2	0.12	10/03/11	12/01/41	74,950,000
	Harris County Industrial Development Corporation,
24,800	Exxon Corp. Ser 1984 A	0.08	10/03/11	03/01/24	24,800,000
26,300	Exxon Corp. Ser 1984 B	0.08	10/03/11	03/01/24	26,300,000
	J P Morgan Chase & Co.,
49,000	Texas Ser 2011 TRANs PUTTERs Ser 3945	0.15	10/03/11	08/30/12	49,000,000
99,995	Texas Ser 2011 TRANs PUTTERs Ser 3946	0.15	10/03/11	08/30/12	99,995,000
50,000	Texas Ser 2011 TRANs PUTTERs Ser 3953	0.15	10/03/11	08/30/12	50,000,000
20,000	Texas Ser 2011 TRANs PUTTERs Ser 3964	0.15	10/03/11	08/30/12	20,000,000

					496,985,000

	Utah (0.3%)
21,450	Murray City, IHC Health Services, Inc. Ser 2005 D	0.12	10/03/11	05/15/37	21,450,000

	Wyoming (0.4%)
35,100	Uinta County, Chevron USA Ser 1993	0.08	10/03/11	08/15/20	35,100,000

	Total Daily Variable Rate Bonds (Cost $1,226,595,000)				1,226,595,000

			YIELD TO
			MATURITY
		COUPON	ON DATE OF
		RATE	PURCHASE
	Commercial Paper (7.7%)
	California (0.9%)
	California Statewide Communities Development Authority,
37,500	Kaiser Permanente Ser 2004 I	0.34%	0.34%	10/13/11	37,500,000
40,000	Kaiser Permanente Ser 2004 I	0.36	0.36	11/10/11	40,000,000

					77,500,000

	Florida (0.9%)
	Hillsborough County,
24,139	Ser 2002 A	0.20	0.20	10/06/11	24,139,000
50,000	Ser 2002 A	0.20	0.20	11/03/11	50,000,000

					74,139,000

Active Assets Tax-Free Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited) Continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE(a)	DATE(b)	DATE	VALUE

	Maryland (0.9%)
	Montgomery County,
$55,000	2009 Ser A BANs	0.19%	0.19%	10/06/11	$55,000,000
26,650	2010 Ser B BANs	0.14	0.14	10/14/11	26,650,000

					81,650,000

	Minnesota (1.0%)
	Rochester,
30,600	Health Care Facilities Mayo Foundation Ser 2000 A	0.17	0.17	10/05/11	30,600,000
30,000	Health Care Facilities Mayo Foundation Ser 2000 B	0.20	0.20	12/20/11	30,000,000
30,000	Health Care Facilities Mayo Foundation Ser 2000 C	0.18	0.18	10/04/11	30,000,000

					90,600,000

	Nebraska (1.3%)
80,000	Lincoln, Lincoln Electric System Ser 1995	0.16	0.16	10/20/11	80,000,000
33,000	Nebraska Public Power District, Ser A Notes	0.15	0.15	10/06/11	33,000,000

					113,000,000

	New York (0.2%)
20,000	New York City Municipal Water Finance Authority, Fiscal 1994 Ser 1	0.13	0.13	10/17/11	20,000,000

	Texas (2.5%)
	Harris County Cultural Education Facilities Finance Corporation,
8,000	Methodist Hospital System Ser 2009 C-1	0.25	0.25	12/05/11	8,000,000
32,000	Methodist Hospital System Ser 2009 C-1	0.28	0.28	03/05/12	32,000,000
68,000	Methodist Hospital System Ser 2009 C-1	0.36	0.36	11/17/11	68,000,000
35,000	Methodist Hospital System Ser 2009 C-2	0.28	0.28	04/05/12	35,000,000
35,000	Methodist Hospital System Ser 2009 C-2	0.28	0.28	05/03/12	35,000,000
	Houston,
15,000	Ser E-2	0.17	0.17	11/07/11	15,000,000
20,000	Ser H-2	0.16	0.16	10/25/11	20,000,000

					213,000,000

	Total Commercial Paper (Cost $669,889,000)				669,889,000

		COUPON	DEMAND
		RATE(a)	DATE(b)
	Put Option Bonds (5.1%)
	California (0.8%)
70,000	J P Morgan Chase & Co., Los Angeles Ser 2011 TRANs PUTTERs Ser 3930	0.16%	10/20/11	08/12/12	70,000,000

	Florida (0.5%)
5,000	Orlando Utilities Commission, Utility System Window Ser 2011 A	0.27	04/27/12	10/01/27	5,000,000
40,000	Palm Beach County Solid Waste Authority, Improvement Ser 2010	1.00	01/12/12	10/01/31	40,094,626

					45,094,626

	Illinois (0.2%)
7,000	Illinois Finance Authority, Advocate Health Care Network Ser 2008 Subser A-1	0.48	02/01/12	11/01/30	7,000,000
8,500	Illinois Finance Authority, Advocate Health Care Window Ser 2011 B	0.28	04/27/12	04/01/51	8,500,000

					15,500,000

	Massachusetts (0.1%)
11,000	Massachusetts Bay Transportation Authority, Senior Sales Tax Window Ser 2010 A	0.25	04/27/12	07/01/30	11,000,000

Active Assets Tax-Free Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE(a)	DATE(b)	DATE	VALUE

	Michigan (0.2%)
$20,000	Michigan Hospital Finance Authority, Ascension Health Senior Credit Group Window Ser 2010 F-8	0.25%	04/27/12	11/15/49	$20,000,000

	Minnesota (0.1%)
10,000	RBC Municipal Products Trust, Inc., Minneapolis Fairview Health Services Ser 2010 C&D Floater Certificates Ser E-19	0.23	12/01/11	11/15/47	10,000,000

	New York (2.8%)
42,000	New York Liberty Development Corporation, Recovery Zone 3 World Trade Center Ser 2010 A-1	0.42	01/19/12	12/01/50	42,000,000
101,585	New York Liberty Development Corporation, World Trade Center Ser 2009 A-2	0.35	02/01/12	12/01/49	101,585,000
100,000	New York Liberty Development Corporation, World Trade Center Ser 2009 A-1	0.35	02/01/12	12/01/49	100,000,000

					243,585,000

	Texas (0.1%)
4,500	Tarrant County Cultural Education Facilities Finance Corporation, Baylor Health Care System Window Ser 2011 B	0.29	10/07/11	11/15/50	4,500,000

	Virginia (0.3%)
7,500	Fairfax County Industrial Development Authority, Inova Health System Window Ser 2020 A-1	0.28	04/27/12	05/15/39	7,500,000
7,700	Norfolk Economic Development Authority, Sentara Healthcare Window Ser 2010 B	0.28	04/27/12	11/01/34	7,700,000
6,000	Norfolk Economic Development Authority, Sentara Healthcare Window Ser 2010 C	0.28	04/27/12	11/01/34	6,000,000

					21,200,000

	Total Put Option Bonds (Cost $440,879,626)				440,879,626

	Closed-End Investment Companies (4.7%)
	Michigan (0.2%)
13,500	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM), VRDP Ser W-7 (AMT)	0.30	10/07/11	06/01/41	13,500,000

	Multi-State (3.9%)
24,700	BlackRock Municipal Intermediate Duration Fund, Inc. (MUI), VRDP Ser W-7 (AMT)	0.29	10/07/11	03/01/41	24,700,000
45,000	BlackRock MuniHoldings Investment Quality Fund, Inc. (MFL), VRDP Ser W-7 (AMT)	0.31	10/07/11	07/01/41	45,000,000
42,500	BlackRock MuniYield Fund, Inc. (MYD), VRDP Ser W-7 (AMT)	0.31	10/07/11	07/01/41	42,500,000
15,000	BlackRock MuniYield Investment Fund, Inc. (MYF), VRDP Ser W-7 (AMT)	0.30	10/07/11	06/01/41	15,000,000
34,000	BlackRock MuniYield Quality Fund, Inc. III (MYI), VRDP Ser W-7 (AMT)	0.30	10/07/11	06/01/41	34,000,000
52,200	Nuveen Insured Municipal Opportunity Fund Inc, VRDP Ser 1-6672 (AMT)	0.30	10/07/11	12/01/40	52,200,000
20,000	Nuveen Investment Quality Municipal Fund, Inc., VRDP Ser 1-2118 (AMT)	0.31	10/07/11	05/05/41	20,000,000
15,000	Nuveen Premier Insured Municipal Fund, Inc., VRDP Ser 1-1309	0.30	10/07/11	12/01/40	15,000,000
45,000	Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT)	0.31	10/07/11	05/05/41	45,000,000
50,000	Nuveen Quality Income Municipal Fund, Inc., VRDP Ser 1-3884 (AMT)	0.29	10/07/11	12/01/40	50,000,000

					343,400,000

	New Jersey (0.2%)
15,500	BlackRock MuniYield New Jersey Fund, Inc. (MYJ), VRDP Ser W-7 (AMT)	0.30	10/07/11	04/01/41	15,500,000

Active Assets Tax-Free Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE(a)	DATE(b)	DATE	VALUE

	New York (0.4%)
$20,000	BlackRock MuniYield New York Quality Fund, Inc. (MYN), VRDP Ser W-7 (AMT)	0.28%	10/07/11	04/01/41	$20,000,000
15,000	Nuveen New York Quality Income Municipal Fund, Inc., VRDP Ser 1-1617 (AMT)	0.28	10/07/11	12/01/40	15,000,000

					35,000,000

	Total Closed-End Investment Companies (Cost $407,400,000)				407,400,000

			YIELD TO
			MATURITY
		COUPON	ON DATE OF
		RATE	PURCHASE

	Municipal Bonds & Notes (2.1%)
	California (1.1%)
26,000	Los Angeles, Ser 2011 TRANs, dtd 07/12/11	2.50%	0.33%	04/30/12	26,325,641
	Los Angeles County,
10,000	2011-2012 Ser A TRANs, dtd 07/01/11	2.50	0.32	02/29/12	10,089,357
40,000	2011-2012 Ser B TRANs, dtd 07/01/11	2.50	0.34	03/30/12	40,426,709
15,000	Los Angeles County Schools Pooled Financing Program, Pooled 2011-2012 Ser A-1 TRANs, dtd 07/01/11	2.00	0.46	06/29/12	15,170,822

					92,012,529

	Georgia (0.4%)
35,250	Cobb County, Ser 2011 TANs, dtd 04/06/11	1.25	0.30	12/30/11	35,332,272

	Missouri (0.1%)
6,500	St. Louis, General Fund Ser 2011 TRANs, dtd 07/07/11	2.00	0.38	06/29/12	6,577,931

	New York (0.5%)
45,000	New York State Thruway Authority, General Ser 2011 BANs, dtd 07/13/11	2.00	0.35	07/12/12	45,575,895

	Total Municipal Bonds & Notes (Cost $179,498,627)				179,498,627

	Total Investments (Cost $8,684,310,253) (c)			100.0%	8,684,310,253
	Other Assets in Excess of Liabilities			0.0 (d)	2,489,762

	Net Assets			100.0%	$8,686,800,015

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
PUTTERS	Puttable Tax-Exempt Receipts.
ROCs	Reset Option Certificates.
TANs	Tax Anticipation Notes.
TRANs	Tax and Revenue Anticipation Notes.
TRs	Trust Receipts.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at September 30, 2011.
(b)	Date on which the principal amount can be recovered through demand.
(c)	Cost is the same for federal income tax purposes.
(d)	Amount is less than 0.05%.
Bond Insurance:
AGC	Assured Guaranty Corporation.
AGM	Assured Guaranty Municipal Corporation.
BHAC	Berkshire Hathaway Assurance Corporation.

Active Assets Tax-Free Trust
Notes Portfolio of Investments ▪ September 30, 2011 (unaudited)
Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2011 USING
		UNADJUSTED	OTHER
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKETS FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Short-Term Investments
Weekly Variable Rate Bonds	$5,760,048,000	—	$5,760,048,000	—
Daily Variable Rate Bonds	1,226,595,000	—	1,226,595,000	—
Commercial Paper	669,889,000	—	669,889,000	—
Put Option Bonds	440,879,626	—	440,879,626	—
Closed-End Investment Companies	407,400,000	—	407,400,000	—
Municipal Bonds & Notes	179,498,627	—	179,498,627	—

Total Assets	$8,684,310,253	—	$8,684,310,253	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2011, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Tax-Free Trust
/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
November 17, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
November 17, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 17, 2011